Key Economic Assumptions Used in Measuring the Servicing Rights Retained at the Date of the Residential Mortgage Loan Securitizations and Whole Loan Sales by the Banking Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate (annual rate)	11.50%	11.40%
Residential Mortgage
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed	5.80%	5.90%
Weighted average life (in years)	17.3	17.1